Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Reconciliation between Statutory and Effective Tax Rates
The reconciliation between the statutory and the effective tax rates is provided as follows:

Year ended December 31 (millions of dollars)	2020	2019
Income before income tax expense	1,011	796
Income tax expense at statutory rate of 26.5% (2019 - 26.5%)	268	211

Increase (decrease) resulting from:
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization[1]	(102)	(105)
Impact of tax deductions from deferred tax asset sharing[2]	(41)	(60)
Overheads capitalized for accounting but deducted for tax purposes	(21)	(21)
Interest capitalized for accounting but deducted for tax purposes	(13)	(13)
Environmental expenditures	(6)	(7)
Pension and post-retirement benefit contributions in excess of pension expense	(4)	(11)
Other	—	(3)
Net temporary differences attributable to regulated business	(187)	(220)
Net permanent differences	1	3
Recognition of deferred income tax regulatory asset (Note 13)	(867)	—
Total income tax recovery	(785)	(6)

Effective income tax rate	(77.6%)	(0.8%)
[1] Includes accelerated tax depreciation of up to three times the first-year rate for certain eligible capital investments acquired after November 20, 2018 and placed in-service before January 1, 2028, as introduced in the 2019 federal and Ontario budgets and enacted in the second quarter of 2019.
[2] Prior to the ODC Decision, the impact represents tax deductions from deferred asset tax sharing given to ratepayers as previously mandated by the OEB. Subsequent to the ODC Decision, the impact represents the recovery of deferred tax asset sharing currently allocated to rate-payers. See Note 13 - Regulatory Assets and Liabilities.
Major Components of Income Tax Expense
The major components of income tax expense are as follows:

Year ended December 31 (millions of dollars)	2020	2019
Current income tax expense	29	24
Deferred income tax recovery	(814)	(30)
Total income tax recovery	(785)	(6)

Schedule of Deferred Income Tax Assets and Liabilities	At December 31, 2020 and 2019, deferred income tax assets and liabilities consisted of the following:

As at December 31 (millions of dollars)	2020	2019
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	685	638
Pension obligations	607	405
Non-capital losses	323	331
Non-depreciable capital property	271	271
Tax credit carryforwards	119	92
Investment in subsidiaries	100	95
Depreciation and amortization in excess of capital cost allowance	57	59
Environmental expenditures	48	51
Other	14	20
	2,224	1,962
Less: valuation allowance	(380)	(375)
Total deferred income tax assets	1,844	1,587

Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	1,022	377
Regulatory assets and liabilities	728	495
Goodwill	11	10
Other	15	18
Total deferred income tax liabilities	1,776	900

Net deferred income tax assets	68	687

Major Categories of Net Deferred Income Tax Assets
The net deferred income tax assets are presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2020	2019
Long-term:
Deferred income tax assets	124	748
Deferred income tax liabilities	(56)	(61)
Net deferred income tax assets	68	687

Non Capital Losses Carried Forward to Reduce Future Period Taxable Income	As of December 31, 2020 and 2019, the Company had non-capital losses carried forward available to reduce future years’ taxable income, which expire as follows:

Year of expiry (millions of dollars)	2020	2019
2034	—	2
2035	171	221
2036	552	551
2037	172	172
2038	95	95
2039	200	202
2040	27	—
Total losses	1,217	1,243